Related Party Transactions and Balances - Schedule of Significant Balances with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions and Balances - Schedule of Significant Balances with Related Parties (Details) [Line Items]
Total	$ 78	$ 866
Ya Li [Member]
Related Party Transactions and Balances - Schedule of Significant Balances with Related Parties (Details) [Line Items]
Total	$ 78	$ 866